Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of range of exercise prices of outstanding share options [text block]
Grant date	Number of offerees	Total number of options	Exercise price in NIS	Share price in NIS	Value of option in NIS	Value of option in USD	Number of options which were exercised as of the date of the financial report	Number of options which expired / were forfeited as of the date of the financial report	Expiration date of the options	Number of options remaining as of the date of the financial report
2/5/2018	6	310,000	18.40	18.05	7.70	2.24	228,564	36,250	2/5/2025	45,186
7/26/2018	2	80,000	19.08	18.38	8.35	2.30	40,000	-	7/26/2025	40,000
8/26/2018	5	200,000	18.75	18.85	8.63	2.37	114,069	30,000	8/26/2025	55,931
(A)(B)9/12/2018	2	1,350,000	19.61	19.05	8.55	2.38	373,228	-	9/12/2025	976,772
(B)10/28/2018	2	1,602,000	19.95	18.20	7.87	2.12	432,221	-	10/28/2025	1,169,779
11/1/2018	2	495,000	19.87	18.89	8.40	2.27	129,361	-	11/1/2025	365,639
4/4/2019	2	80,000	22.20	22.20	9.40	2.61	60,000	-	4/4/2026	20,000
5/27/2019	3	80,000	23.67	24.20	10.34	2.86	30,000	30,000	5/27/2026	20,000
11/28/2019	4	110,000	41.57	42.30	19.06	5.49	16,000	40,000	11/28/2026	54,000
(C)11/28/2019	1	100,000	41.97	42.30	18.00	5.19	-	-	11/28/2026	100,000
1/20/2020	20	271,500	44.68	49.10	19.70	5.70	49,500	59,250	1/20/2027	162,750
(D)4/12/2020	1	70,000	41.10	41.50	15.50	4.33	19,953	-	4/12/2027	50,047
5/17/2020	6	110,000	48.45	50.70	19.70	5.56	-	20,000	5/17/2027	90,000
7/23/2020	3	45,000	54.64	54.70	19.80	5.79	17,500	15,000	7/23/2027	12,500
10/13/2020	1	103,000	62.09	70.10	27.70	8.18	-	-	10/13/2027	103,000
11/10/2020	7	115,000	64.75	66.30	24.10	7.14	7,500	42,500	11/10/2027	65,000
5/25/2021	9	141,000	65.79	66.90	24.60	7.59	10,000	34,000	5/25/2028	97,000
9/30/2021	26	674,000	69.76	71.80	25.90	8.02	-	195,000	9/30/2028	479,000
9/30/2021	1	60,000	70.90	71.80	25.90	8.02	-		9/30/2028	60,000
(E)9/30/2021	4	1,182,000	71.80	71.80	25.90	8.02	-	240,000	9/30/2028	942,000
(F)9/30/2021	5	780,000	71.80	71.80	25.90	8.02	-	-	9/30/2028	780,000
10/31/2021	1	10,000	72.65	78.00	30.20	9.64	-	-	10/31/2028	10,000
2/8/2022	9	541,400	72.30	68.40	23.93	7.42	-	-	2/8/2029	541,400
2/13/2022	21	282,000	72.84	66.80	22.69	6.96	-	15,000	2/13/2029	267,000
4/17/2022	72	269,250	77.20	74.70	27.92	8.63	-	75,000	4/17/2029	194,250
(G)6/28/2022	1	100,000	68.64	69.60	28.14	8.19	-	-	6/28/2029	100,000
6/28/2022	9	146,000	63.93	69.60	29.53	8.59	-	-	6/28/2029	146,000
9/1/2022	10	97,000	79.65	81.60	33.82	10.05	-	-	9/1/2029	97,000
9/1/2022	1	10,000	81.43	81.60	33.15	9.85	-	-	9/1/2029	10,000
10/30/2022	1	25,000	78.19	74.20	29.10	8.24	-	-	10/30/2029	25,000
12/18/2022	9	126,000	74.66	74.00	30.26	8.79	-	-	12/18/2029	126,000
(J)3/14/2023	12	124,000	64.91	62.95	23.83	6.57	-	22,000	3/14/2030	102,000
(J)3/23/2023	37	114,000	60.32	62.50	24.73	6.85	-	21,000	3/23/2030	93,000
(H)(J)4/24/2023	2	220,000	61.52	59.10	23.63	6.45	-	-	4/24/2030	220,000
(J)5/25/2023	1	24,000	62.60	67.50	30.74	8.24	-	-	5/25/2030	24,000
(I)(J)12/18/2023	2	146,427	62.81	71.23	31.53	8.63	-	-	12/18/2030	146,427
Total		10,193,577					1,527,896	875,000		7,790,681

Disclosure of number and weighted average exercise prices of share options [text block]
Details on grants of the year ended December 31, 2023:

Grant date	03/14/2023	03/23/2023	04/24/2023	05/25/2023	12/18/2023

Number of options	124,000	114,000	220,000	24,000	146,427
Option value in NIS	23.83	24.73	23.63	30.74	31.53
Option value in USD	6.57	6.85	6.45	8.24	8.63
Exercise price in NIS	64.91	60.32	61.52	62.60	62.81
Share price in NIS	62.95	62.50	59.10	67.50	71.23
Risk-free interest rate	3.88%	3.74%	3.78%	3.82%	3.80%
Standard deviation	32.81%	32.86%	33.09%	33.19%	33.83%
Value of options in thousands NIS	2,955	2,819	5,199	738	4,617
Value of options in thousands USD	815	781	1,420	198	1,264

Lifetime of options	7 years

Details on grants of the year ended December 31, 2022:

Grant date	02/08/2022	02/13/2022	04/17/2022	06/28/2022	06/28/2022	09/01/2022	09/01/2022	10/30/2022	12/18/2022
Number of options	541,400	282,000	269,250	100,000	146,000	97,000	10,000	25,000	126,000
Option value in NIS	23.93	22.69	27.92	28.14	29.53	33.82	33.15	29.10	30.26
Exercise price in NIS	72.3	72.8	77.2	68.64	63.9	79.6	81.4	78.2	74.7
Share price in NIS	68.4	66.8	74.7	69.6	69.6	81.6	81.6	74.2	74
Risk-free interest rate	1.4%	1.4%	2.2%	2.8%	2.8%	3.1%	3.1%	3.3%	3.4%
Standard deviation	33.5%	33.5%	33.9%	34.4%	34.4%	34.5%	34.5%	34.4%	34.6%
Value of options in thousands NIS	12,956	6,399	7,517	2,814	4,311	3,281	332	728	3,813
Value of options in thousands USD	4,019	1,962	2,323	819	1,255	975	99	206	1,108

Lifetime of options	7 years